Long-Term Equity Investments - Summary of Long-Term Equity Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long term investments 1 [abstract]
Long-term investments - common shares held	$ 255,535	$ 59,941	$ 196,241
Long-term investments - warrants held	560	1,536
Long-term investments	$ 256,095	$ 61,477